other operating income	12 Months Ended
Dec. 31, 2019
other operating income
other operating income

7     other operating income

Years ended December 31 (millions)	Note	2019	2018
Government assistance		$22	$23
Other sublet revenue	19	2	—
Investment income, gain (loss) on disposal of assets and other	21	24	230
Interest income	21(b)	4	3
Changes in business combination-related accrued receivables and provisions	25	17	17
		$69	$273

We receive government assistance, as defined by IFRS-IASB, from a number of sources and include such amounts received in Other operating income. We recognize such amounts on an accrual basis as the subsidized services are provided or as the subsidized costs are incurred.

CRTC subsidy

Local exchange carriers’ costs of providing the level of residential basic telephone services that the CRTC requires to be provided in high cost serving areas are greater than the amounts the CRTC allows the local exchange carriers to charge for the level of service. To ameliorate the situation, the CRTC directs the collection of contribution payments, in a central fund, from all registered Canadian telecommunications service providers (including voice, data and wireless service providers) that are then disbursed to incumbent local exchange carriers as subsidy payments to partially offset the costs of providing residential basic telephone services in non-forborne high cost serving areas. The subsidy payment disbursements are based upon a total subsidy requirement calculated on a per network access line/per band subsidy rate. For the year ended December 31, 2019, our subsidy receipts were $15 million (2018 – $18 million).

The CRTC currently determines, at a national level, the total annual contribution requirement necessary to pay the subsidies and then collects contribution payments from the Canadian telecommunications service providers, calculated as a percentage of their CRTC-defined telecommunications service revenue; such definition, commencing in fiscal 2020, has been expanded to reflect amounts that will now be used to support the CRTC’s Broadband Fund. The final contribution expense rate for 2019 was 0.52% and the interim rate for 2020 has been set at 0.45%.

Government of Quebec

Salaries for qualifying employment positions in the province of Quebec, mainly in the information technology sector, are eligible for tax credits. In respect of such tax credits, for the year ended December 31, 2019, we recorded $7 million (2018 – $4 million).